Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	71 Beach Street
Entity Address City Or Town	Daytona Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32114
City Area Code	312
Local Phone Number	372-6900